Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 11 – Subsequent Events

On October 23, 2017, the Company borrowed an additional $82,500 under the Convertible Note, the second borrowing made under the Convertible Note bringing the total cumulative borrowings to $247,500 and leaving $82,500 available for future borrowings under the Convertible Note. The borrowing under the Convertible Note is subject to a 10% original issue discount for due diligence. The Company received net proceeds of $75,000 (which represents the deduction of the 10% OID and legal fees). IronClad also incurred additional direct costs of $6,000 related to closing the transaction. The borrowed amount has a maturity date of about May 24, 2018, which is seven months after the date of the borrowing.

The underlying Convertible Note has a BCF relating to the $1.00 conversion price per common share which is well below the $4.40 closing price per share on October 23, 2017. The valuation of the BCF based on an intrinsic value of $3.40 per share and using a Black-Scholes pricing model is estimated, in the aggregate, to be approximately $289,000, $69,000 of which will be recorded as a contra-liability, or “discount”. The $69,000 amount is effectively a capped amount determined by the borrowed amount less the $7,500 OID of the lender and the $6,000 of direct transaction costs incurred by IronClad. See Note 6.

NOTE 6 – SUBSEQUENT EVENTS

On January 6, 2017, we entered into a Share Exchange Agreement with owners of InterLok Key Management, Inc., a Texas corporation wherein we agreed to issue 56,655,891 restricted shares of our Class A common stock in exchange for 100% of the outstanding shares of InterLok Key Management, Inc. common stock.  InterLok Key Management, Inc. is engaged in the business of developing and licensing its patented key based encryption methods. On January 6, 2017, we completed our Share Exchange Agreement with the owners of InterLok, and issued 56,655,891 restricted shares of our Class A common stock to 29 persons and/or entities in exchange for all of the outstanding shares of InterLok Key Management, Inc. common stock. Immediately following completion of the share exchange agreement, the new Board changed the Company name to IronClad Encryption Corporation, moved the Company from Delaware to Nevada, and changed the stock symbol to IRNC from BTHI.

On January 16, 2017, the Delaney Equity Group, LLC received 75,000 shares of restricted Class A common stock at a base value of $0.15 per share, and options to purchase 75,000 shares of Class A common stock at $0.75 per share over a three year period, as part of a compensation package for brokerage services.

On January 20, 2017 as previously reported on Form 3A these IronClad Officers received the following Class A common stock options at a purchase price of $0.15 per share that vest on January 6, 2018:

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James D. McGraw, President: 1,000,000 shares per year over four years, for a total of 4,000,000 shares. And, a performance based option to purchase 10,000,000 shares at $1.00 per share if the stock price reaches $15 per share.

•	Daniel M. Lerner, Chief Technology: 1,000,000 per year over three year, for a total of 3,000,000 shares.

•	Jeff B. Barrett, Vice President of Planning: 250,000 per year over four years, for a total of 1,000,000 shares.

•	Len E. Walker, General Council: 250,000 shares per year over four years, for a total of 1,000,000 shares.

On January 31, 2017, IronClad issued a Private Placement Memorandum (PPM) to accredited investors to sell up to 9,333,334 shares of the Company’s $0.001 par value restricted Class A common stock at a price of $0.15 per share and raise up to $1,400,000. As of March 27, 2017, 8,317,671 the shares have been sold to 31 investors. The PPM is expected to close on March 31, 2017.

On January 31, 2017, per the terms of the Share Exchange Agreement on January 6, 2017, Paul A. Hatfield received 250,000 shares of restricted Class A common stock at a base value of $0.03 per share, options to purchase 350,000 shares of Class A common stock at $0.15 per share over a two year period, and $25,000 in cash.

On February 1, 2017, Halliburton Investor Relations received options to purchase 100,000 shares of Class A common stock at $0.15 per share over a three year period, as part of a compensation package for investor relations services.

On March 13, 2017, Lisa Morgan, an IronClad writing consultant, received options to purchase 100,000 shares of Class A common stock at $0.15 per share over a four year period at 25,000 shares per year, with an option period of twenty-four months.

On March 15, 2017, two convertible notes, each in the amount of $30,000 were converted to 200,000 shares of restricted Class A common stock at $0.15 per share. The total 400,000 shares are accounted for in the above mentioned PPM offering. As well, the two owners of the convertible notes were each awarded options to purchase 250,000 shares of Class A common stock at a purchase price of $0.15 until August 9, 2018.

On March 21, 2017, Mendy Ouzillou, an IronClad marketing consultant received options to purchase 20,000 shares of Class A common stock at $0.15 per share over a three year period.

All related financial information for the year ended December 31, 2016 for the private company, InterLok Key Management, Inc. is contained in a corresponding amended Form 8-K dated March 29, 2017.